OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 1) - CAD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details)
Beginning period of lease liability	$ 90,027	$ 0
Addition		100,877
Lease payment- base rent portion	(6,605)	(21,288)
Lease liability - accretion expense	2,596	10,438
Ending period of lease liability	86,019	90,027
Current portion	17,978	27,819
Long term portion	$ 68,041	$ 62,208